OTHER FINANCIAL LIABILITIES (Details) - Schedule of currency balances of interest bearing loans - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER FINANCIAL LIABILITIES (Details) - Schedule of currency balances of interest bearing loans [Line Items]
Total obligations with financial institutions	$ 7,435,844	$ 7,732,854
Brazilian real [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of currency balances of interest bearing loans [Line Items]
Total obligations with financial institutions	338,953	300,659
Chilean peso (U.F.) [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of currency balances of interest bearing loans [Line Items]
Total obligations with financial institutions	639,710	679,983
US Dollar [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of currency balances of interest bearing loans [Line Items]
Total obligations with financial institutions	$ 6,457,181	$ 6,752,212